AB Discovery Value Fund

Portfolio of Investments

August 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Financials – 20.6%
Banks – 11.2%
Comerica, Inc.	693,623	$51,265,676
First Citizens BancShares, Inc./NC - Class A(a)	63,602	57,095,516
First Hawaiian, Inc.(a)	1,168,820	32,621,766
Synovus Financial Corp.(a)	1,053,773	45,417,616
Texas Capital Bancshares, Inc.(b)	670,825	45,609,392
Umpqua Holdings Corp.(a)	1,452,939	28,288,722
Webster Financial Corp.(a)	753,159	38,049,593
Wintrust Financial Corp.	564,060	42,214,250
Zions Bancorp NA(a)	635,978	36,823,126

		377,385,657

Capital Markets – 2.4%
Moelis & Co.(a)	503,387	31,184,825
Stifel Financial Corp.(a)	700,960	48,436,336

		79,621,161

Consumer Finance – 0.7%
OneMain Holdings, Inc.(a)	413,538	23,914,902

Diversified Financial Services – 0.9%
Voya Financial, Inc.(a)	478,582	31,098,258

Insurance – 4.2%
American Financial Group, Inc./OH(a)	309,406	42,679,464
Everest Re Group Ltd.	137,090	36,315,141
Hanover Insurance Group, Inc. (The)(a)	275,661	38,953,656
Selective Insurance Group, Inc.(a)	284,965	23,814,525

		141,762,786

Thrifts & Mortgage Finance – 1.2%
BankUnited, Inc.(a)	904,305	38,007,939

		691,790,703

Industrials – 19.9%
Aerospace & Defense – 1.2%
Spirit AeroSystems Holdings, Inc. - Class A	1,023,710	40,170,380

Airlines – 1.2%
SkyWest, Inc.(b)	830,000	38,719,500

Building Products – 1.2%
Masonite International Corp.(b)	325,887	39,002,156

Commercial Services & Supplies – 2.0%
ADT, Inc.(a)	3,250,160	27,821,370
Herman Miller, Inc.(a)	947,210	39,811,236

		67,632,606

Construction & Engineering – 1.4%
AECOM(a) (b)	739,180	48,460,641

Company	Shares	U.S. $ Value

Electrical Equipment – 2.5%
Regal Beloit Corp.	368,733	$55,096,085
Vertiv Holdings Co.(a)	1,052,010	29,635,122

		84,731,207

Machinery – 3.4%
Crane Co.(a)	351,466	35,768,695
Oshkosh Corp.(a)	409,580	46,929,676
Timken Co. (The)	445,720	32,778,249

		115,476,620

Professional Services – 3.0%
Korn Ferry	633,460	44,779,288
Robert Half International, Inc.(a)	537,535	55,581,119

		100,360,407

Road & Rail – 1.4%
Knight-Swift Transportation Holdings, Inc.(a)	916,253	47,581,018

Trading Companies & Distributors – 2.6%
GATX Corp.(a)	216,920	19,887,226
Herc Holdings, Inc.(a) (b)	343,400	45,139,930
MRC Global, Inc.(b)	2,552,533	20,930,770

		85,957,926

		668,092,461

Consumer Discretionary – 18.7%
Auto Components – 2.8%
Dana, Inc.(a)	939,181	21,845,350
Goodyear Tire & Rubber Co. (The)(b)	2,749,923	43,558,781
Lear Corp.	167,763	26,832,014

		92,236,145

Diversified Consumer Services – 1.0%
Hillenbrand, Inc.(a)	245,954	11,417,185
Houghton Mifflin Harcourt Co.(b)	1,728,465	23,282,423

		34,699,608

Hotels, Restaurants & Leisure – 4.1%
Dine Brands Global, Inc.(b)	453,810	37,539,163
Hilton Grand Vacations, Inc.(b)	467,170	20,410,657
Papa John’s International, Inc.	326,119	41,589,956
Scientific Games Corp./DE - Class A(a) (b)	522,390	37,794,917

		137,334,693

Household Durables – 3.4%
KB Home(a)	849,410	36,550,112
PulteGroup, Inc.	1,013,330	54,577,954
Taylor Morrison Home Corp. - Class A(a) (b)	820,280	23,041,665

		114,169,731

Company	Shares	U.S. $ Value

Leisure Products – 0.8%
Brunswick Corp./DE	283,395	$27,452,474

Specialty Retail – 2.1%
Sally Beauty Holdings, Inc.(a) (b)	1,724,820	32,064,404
Williams-Sonoma, Inc.(a)	199,337	37,216,218

		69,280,622

Textiles, Apparel & Luxury Goods – 4.5%
Carter’s, Inc.	306,260	31,354,899
Kontoor Brands, Inc.(a)	548,230	29,582,491
Ralph Lauren Corp.(a)	352,360	40,919,567
Steven Madden Ltd.	406,430	16,448,222
Tapestry, Inc.	833,830	33,620,025

		151,925,204

		627,098,477

Real Estate – 11.1%
Equity Real Estate Investment Trusts (REITs) – 11.1%
American Campus Communities, Inc.(a)	613,038	31,172,982
Broadstone Net Lease, Inc.(a)	1,144,740	31,365,876
Camden Property Trust	326,824	49,036,673
Cousins Properties, Inc.(a)	962,790	37,125,183
CubeSmart	917,080	49,063,780
MGM Growth Properties LLC - Class A	1,109,215	45,988,054
Physicians Realty Trust	2,547,681	47,157,575
RLJ Lodging Trust	2,275,305	32,832,651
STAG Industrial, Inc.(a)	1,187,924	50,189,789

		373,932,563

Information Technology – 8.4%
Communications Equipment – 0.9%
Lumentum Holdings, Inc.(b)	368,090	31,891,318

Electronic Equipment, Instruments & Components – 2.4%
Avnet, Inc.(a)	1,032,829	41,788,261
Belden, Inc.(a)	666,512	38,157,812

		79,946,073

IT Services – 0.8%
Genpact Ltd.	526,439	27,311,655

Semiconductors & Semiconductor Equipment – 2.9%
Kulicke & Soffa Industries, Inc.(a)	418,652	29,385,184
MaxLinear, Inc. - Class A(a) (b)	509,274	26,599,381
ON Semiconductor Corp.(a) (b)	910,740	40,400,426

		96,384,991

Software – 0.7%
CommVault Systems, Inc.(a) (b)	306,695	24,833,094

Technology Hardware, Storage & Peripherals – 0.7%
NCR Corp.(a) (b)	523,781	22,250,217

		282,617,348

Company	Shares	U.S. $ Value

Materials – 7.7%
Chemicals – 2.9%
GCP Applied Technologies, Inc.(a) (b)	1,103,227	$26,300,932
Innospec, Inc.	247,200	23,137,920
Orion Engineered Carbons SA(b)	1,285,686	22,718,071
Trinseo SA	499,798	25,954,510

		98,111,433

Containers & Packaging – 1.5%
Sealed Air Corp.	812,909	49,611,836

Metals & Mining – 3.3%
Carpenter Technology Corp.	1,063,620	35,471,727
Commercial Metals Co.(a)	974,150	31,776,773
Reliance Steel & Aluminum Co.(a)	302,417	45,374,647

		112,623,147

		260,346,416

Health Care – 4.5%
Health Care Equipment & Supplies – 1.1%
Integra LifeSciences Holdings Corp.(a) (b)	509,850	38,356,016

Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.(a) (b)	354,321	23,427,704
MEDNAX, Inc.(a) (b)	1,712,360	54,983,880

		78,411,584

Health Care Technology – 1.1%
Change Healthcare, Inc.(b)	1,633,100	35,650,573

		152,418,173

Consumer Staples – 2.6%
Food Products – 2.6%
Hain Celestial Group, Inc. (The)(a) (b)	1,185,960	44,366,764
Nomad Foods Ltd.(b)	1,638,544	43,241,176

		87,607,940

Utilities – 2.5%
Electric Utilities – 1.6%
IDACORP, Inc.(a)	498,084	52,473,150

Gas Utilities – 0.9%
Southwest Gas Holdings, Inc.(a)	440,491	30,970,922

		83,444,072

Energy – 2.5%
Energy Equipment & Services – 0.5%
Dril-Quip, Inc.(a) (b)	638,956	15,526,631

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 2.0%
Cimarex Energy Co.	527,218	$33,857,940
HollyFrontier Corp.	1,035,668	33,483,146

		67,341,086

		82,867,717

Communication Services – 0.8%
Media – 0.8%
Criteo SA (Sponsored ADR)(b)	739,077	27,737,560

Total Common Stocks (cost $2,442,372,466)		3,337,953,430

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $24,678,575)	24,678,575	24,678,575

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $2,467,051,041)		3,362,632,005

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $1,841,990)	1,841,990	1,841,990

Total Investments – 100.1% (cost $2,468,893,031)(f)		3,364,473,995
Other assets less liabilities – (0.1)%		(2,399,518)

Net Assets – 100.0%		$3,362,074,477

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $929,835,213 and gross unrealized depreciation of investments was $(34,254,249), resulting in net unrealized appreciation of $895,580,964.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$3,337,953,430	$—	$—	$3,337,953,430
Short-Term Investments	24,678,575	—	—	24,678,575
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,841,990	—	—	1,841,990

Total Investments in Securities	3,364,473,995	—	—	3,364,473,995
Other Financial Instruments(b)	—	—	—	—

Total	$3,364,473,995	$—	$—	$3,364,473,995

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,392	$624,197	$617,910	$24,679	$3
Government Money Market Portfolio*	0	126,757	124,915	1,842	0	**
Total	$18,392	$750,954	$742,825	$26,521	$3

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.